COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)		6 Months Ended	10 Months Ended	12 Months Ended
	May 20, 2026	Jun. 30, 2026	Dec. 31, 2024	Dec. 31, 2025
Subsidiary, Sale of Stock [Line Items]
Underwriting option period		45 days		45 days
Option to purchase additional units				252,500
Underwriting cash discount per unit.		$ 0.20		$ 0.20
Underwriter cash discount.		$ 1,200,000		$ 1,200,000
Proceeds held in trust account				$ 60,000,000
Business combination marketing agreement		consisting of (i) 1.5% payable in cash (or $900,000) and (ii) 2.0% payable, at the Company’s option, in a convertible note with customary terms that is convertible into ordinary shares six months after consummation (or $1,200,000).		(i) 1.5% payable in cash (or $900,000) and (ii) 2.0% payable, at the Company’s option, in a convertible note with customary terms that is convertible into ordinary shares six months after consummation (or $1,200,000).
Finder fee percentage		1.00%		1.00%
Goodvision Inc [Member]
Subsidiary, Sale of Stock [Line Items]
Business combination marketing agreement	On May 20, 2026, the Company entered into a convertible promissory note with Xiaoma Edu Limited in the principal amount of $1,000,000, bearing interest at 6% per annum compounded annually. The note is convertible, at the holder’s election, into Class A ordinary shares of the surviving public company at a conversion price of $10.00 per share, contingent upon the volume-weighted average price of such shares equaling or exceeding $12.50 per share. No proceeds had been received under the note as of June 30, 2026, or as of the date these condensed consolidated financial statements were available to be issued; accordingly, no related asset, liability, or interest expense has been recorded in the accompanying condensed consolidated financial statements
Short-Term Bank Loans and Notes Payable		$ 1,900,000
Business Combination Marketing Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Maximum percentage of service fee on gross proceeds from business combination		3.50%		3.50%
Proceeds held in trust account		$ 2,100,000		$ 21,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Option to purchase additional units		900,000		900,000